Income Taxes (Schedule of Unrecognized Deferred Tax Assets) (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Non-capital losses	$ 2,008,565	$ 1,900,656
Capital losses	388,967	380,085
Resource properties	397,263	388,191
Capital assets	142,323	138,883
Share issue costs and other	10,149	9,918
Total unrecognized deferred tax assets	$ 2,947,267	$ 2,817,733